Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants
Fair Value Measurements
Schedule of fair value using significant unobservable inputs

	March 31,
Fair Value Assumption – Warrants	2024
Exercise Price	$11.50
Warrant term	4.72	years
Maturity date	12/19/2028
Stock Price	$2.26
Risk rate	4.13%
Volatility	37.68%

Fair Value Assumption – Warrants	December 31, 2023
Exercise Price	$11.50
Warrant term	4.97 years
Maturity date	12/19/2028
Stock Price	$3.35
Risk rate	3.75%
Volatility	33.29%

Financing Note
Fair Value Measurements
Schedule of fair value using significant unobservable inputs

Fair Value Assumption – Financing Note	March 31, 2024
Principal	$2,330
Discount rate	25.00%
Note term	2.72	years
Stock Price	$2.26
Maturity date	12/19/2026
Risk rate	4.34%
Volatility	36.33%

Fair Value Assumption – Financing Note	December 31, 2023
Principal	$6,805
Discount rate	20.00%
Note term	2.97 years
Stock Price	$3.35
Maturity date	12/19/2026
Risk rate	3.92%
Volatility	32.49%